Vessels, Drilling Rigs, Drillships, Machinery and Equipment - Vessels (Tables) (Details) (USD $) In Thousands, unless otherwise specified			6 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Jun. 30, 2012 Cost	Jun. 30, 2012 Accumulated Depreciation	Jun. 30, 2012 Net Book Value
Balance, December 31, 2011	$ 2,063,115	$ 1,956,270	$ 2,364,707	$ (408,437)	$ 1,956,270
Additions/transfers from vessels under construction			278,430	0	278,430
Vessel Disposals			(132,950)	15,251	(117,699)
Depreciation			0	(53,886)	(53,886)
Balance, June 30, 2012	$ 2,063,115	$ 1,956,270	$ 2,510,187	$ (447,072)	$ 2,063,115